Accrued Expenses And Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Payable to online advertising platforms as agency	¥ 636,745	$ 91,463	¥ 523,765
Accrued operating expenses	196,459	28,220	193,648
Salary and welfare payable	165,207	23,731	210,483
Accrued advertising, marketing and promotional expenses	105,695	15,182	288,290
Advance received in advertising agency services	113,988	16,373	53,159
Deferred revenue	93,821	13,477	85,068
Operating lease liabilities current portion	58,503	8,404
Other taxes payable	30,890	4,437	35,120
Accrued bandwidth and cloud service costs	6,581	945	20,960
Others	96,838	13,909	104,149
Total	¥ 1,504,728	$ 216,141	¥ 1,514,642